Segments (Details 1)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 14,138,917	¥ 97,914,825	$ 37,634,950	¥ 252,146,638
Holographic Technology LiDAR Products [Member]
Segment Reporting Information [Line Items]
Revenues	1,996,376	13,825,305		19,462,207
Holographic Technology Intelligence Vision Software And Technology Development Service [Member]
Segment Reporting Information [Line Items]
Revenues	275,499	1,907,888		12,768,490
Holographic Technology Licensing And Content Product [Member]
Segment Reporting Information [Line Items]
Revenues	388,403	2,689,770		13,854,285
Holographic Hardware Sales [Member]
Segment Reporting Information [Line Items]
Revenues	320,000	2,216,064		60,934,026
Total Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,980,278	¥ 20,639,027		¥ 107,019,008